Note 2 - Cost of Sales - Components of Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cost of Sales [Abstract]
Inventories at the beginning of the year	$ 2,265,880	$ 2,524,341	$ 2,368,304
Increase in inventory due to business combinations	199,589	52,966
Raw materials, energy, consumables and other	1,545,688	2,709,629	3,400,396
Services and fees	154,976	222,415	275,130
Labor cost	757,359	870,261	855,040
Depreciation of property, plant and equipment	503,725	428,791	432,497
Amortization of intangible assets	8,121	5,948	8,220
Depreciation of right-of-use assets	40,127	28,727
Maintenance expenses	107,764	284,758	185,782
Allowance for obsolescence	35,809	29,138	25,457
Taxes	45,162	100,738	133,308
Other	59,790	115,663	119,507
Cost of sales including discontinued operations	3,458,110	4,849,034	5,435,337
Less: Inventories at the end of the year	(1,636,673)	(2,265,880)	(2,524,341)
Cost of sales	4,087,317	5,107,495	5,279,300
Cost of sales, labor cost severance charges	$ 81,300	$ 17,200	$ 15,000